Leases (Maturities of Lease Liabilities under Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LEASES [Abstract]
2024	$ 1,314
2025	1,274
2026	1,013
2027	0
2028	0
Thereafter	0
Total future lease payments	3,601
Less: imputed interest	284
Total present value of lease liabilities	$ 3,317	$ 2,379
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities	Liabilities
Weighted average remaining lease term	2 years 8 months 12 days
Weighted average discount rate	4.80%
Liabilities for leases	$ 1,800